EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Disclosure of earnings per share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The weighted average number of common shares outstanding is as follows for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
Basic	59,072,119	58,727,751	59,690,968
Effect of stock options	371,933	473,446	808,928
Effect of PSUs	143,717	1,168,030	610,737
Diluted	59,587,769	60,369,227	61,110,633

There were no stock options that were anti-dilutive and excluded from the diluted earnings per share calculations for the years ended December 31, 2017, 2016 and 2015.

The effect of PSUs included in the calculation of weighted average diluted shares outstanding includes the following for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
PSUs which met the performance criteria	885,879	892,077	498,040

The PSU plan was amended on February 17, 2017 to provide for only cash settlement of awards. Prior to the amendment, PSUs were to be settled in common shares of the Company. Refer to Note 2 for a discussion of the impact on the calculation of earnings per share prior to February 17, 2017 and subsequent to February 17, 2017.